Financial Impact of Covid-19	6 Months Ended
Jun. 30, 2023
Financial Impact of Covid-19 [Abstract]
FINANCIAL IMPACT OF COVID-19

NOTE 25 – FINANCIAL IMPACT OF COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which spreaded throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.”   Governments in affected countries were imposing travel bans, quarantines and other emergency public health measures, which had caused material disruption to businesses globally resulting in an economic slowdown.

As the PRC government announced optimization of COVID-19 rules in November 2022, many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures. The financial impact of COVID-19 outbreak on the Company’s financial condition and results of operations is declining. However, for the full fiscal year of 2023, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations.